Income Taxes, Components of Deferred Tax Account Balances (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets [Abstract]
Receivables due from related parties	$ 2,004,466	$ 2,599,889
Right of Use Assets	2,237,527	2,508,472
Intangible assets	2,813,526	1,779,153
Provisions	1,126,281	1,481,197
Prepaid expenses and other assets	785,355	1,057,998
Other	120,166	478,864
Loss carrying forwards	2,329,454	0
Total deferred tax assets	11,416,775	9,905,573
Valuation allowances	(3,541,310)	(2,241,536)
Deferred tax assets, net of valuation allowances	7,875,465	7,664,037
Offsetting	(5,276,138)	(5,824,534)
Deferred tax assets, net of valuation allowances per balance sheet	2,599,327	1,839,503
Deferred Tax Liabilities [Abstract]
Property, plant and equipment	243,713	0
Equity instrument investments	6,583,988	5,757,950
Intangible assets	5,867,921	5,278,366
Lease liabilities	2,237,527	2,508,472
Long-term debt	515,900	0
Other	423,319	376,129
Total deferred tax liabilities	15,872,368	13,920,917
Offsetting	(5,276,138)	(5,824,534)
Deferred tax liabilities per balance sheet	10,596,230	8,096,383
Net deferred tax liabilities	$ 7,996,903	$ 6,256,880